Revenues (Details) - Schedule of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from services
Total revenues	$ 85,576	$ 71,461	$ 73,824
Data connectivity services [Member]
Revenues from services
Total revenues	46,745	35,483	26,430
International data connectivity services [Member]
Revenues from services
Total revenues	37,928	28,085	21,672
Local data connectivity services [Member]
Revenues from services
Total revenues	8,817	7,398	4,758
PaaS and SaaS services [Member]
Revenues from services
Total revenues	10,425	9,819	10,770
Others [Member]
Revenues from services
Total revenues	1,400	926	598
Revenues from services [Member]
Revenues from services
Total revenues	58,570	46,228	37,798
Sales of terminals [Member]
Revenues from services
Total revenues	24,369	21,748	27,408
Sales of data related products [Member]
Revenues from services
Total revenues	2,150	3,230	5,843
Other One [Member]
Revenues from services
Total revenues	487	255	2,775
Sales of products [Member]
Revenues from services
Total revenues	$ 27,006	$ 25,233	$ 36,026